LEASES (Details 2) € in Thousands	Dec. 31, 2024 EUR (€)
Leases
Year 1	€ 540
Year 2	540
Year 3	540
Year 4	450
Year 5	322
Onwards
Total future lease payments	2,392
Less: unearned interest	390
Lease Liabilities as of December 31, 2024	2,002
Non-Current	1,638
Current	€ 364